Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net (loss) income for the period	$ (331)	$ (2,509)	$ (5,036)	$ 9,313
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 9)	(2,120)	(58)	(3,985)	(1,752)
Transaction costs of warrants issued expensed as finance cost	545		545
Provision for restructuring costs (note 8)		(120)	773	(339)
Depreciation and amortization	119	12	255	47
Impairment (reversal) of right of use asset (note 4)	(125)		276
Write-off of current assets			169
Deferred income taxes				3,479
Share-based compensation costs	55	1	745	516
Employee future benefits (note 10)	60	12	196	(221)
Amortization of deferred revenues	(19)		(55)	(541)
Foreign exchange loss on items denominated in foreign currencies	(12)	140	(61)	(583)
(Gain) loss on disposal of long-term assets	(3)		(6)	9
Other non-cash items		2		26
Interest accretion on lease liability (note 4)	(15)		(53)
Changes in operating assets and liabilities (note 13)	(749)	84	(1,534)	(450)
Net cash (used in) provided by operating activities	(2,595)	(2,435)	(7,771)	9,504
Cash flows from financing activities
Issuance of common shares and warrants (notes 9 and 11)	4,988		4,988
Transaction costs	(786)		(786)
Proceeds from exercise of warrants, options and deferred share units (notes 9 and 11)			314
Payments on lease liability (note 4)	(152)		(462)
Net cash from financing activities	4,050		4,054
Cash flows from investing activities
Disposal of property, plant and equipment				11
Change in restricted cash		(50)	50	(50)
Net cash from investing activities		(50)	50	(39)
Effect of exchange rate changes on cash and cash equivalents	(276)	(661)	17	(445)
Net change in cash and cash equivalents	1,179	(3,146)	(3,650)	9,020
Cash and cash equivalents - Beginning of period	9,683	19,946	14,512	7,780
Cash and cash equivalents - End of period	$ 10,862	$ 16,800	$ 10,862	$ 16,800